Goodwill and intangible assets, net - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets with indefinite lives	€ 45,345	€ 75,345
Intangible assets with definite lives, net	0	269
Total	€ 45,345	€ 75,614